LOANS AND LEASES - Commercial and Consumer Credit Exposure by Risk Attribute (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year		$ 2,402,422
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year		1,892,719
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year		1,223,810
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year		1,219,466
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year		664,072
Financing Receivable, Originated, More than Five Years before Current Fiscal Year		1,142,818
Financing Receivable, before Allowance for Credit Loss	$ 9,302,798	8,545,307
Financing Receivable, Revolving		1,753,664
Loans and Leases Receivable, Net of Deferred Income	10,933,176	10,298,971
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	178
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	6,167
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	15,467
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	11,883
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	1,143
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	4,304
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	39,142
Financing Receivable Allowance For Credit Losses Write Offs Revolving	1,173
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	40,315
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	10,933,176
Financing Receivable, Excluding Accrued Interest, Year One, Originated, Current Fiscal Year	2,275,641
Financing Receivable, Excluding Accrued Interest, Year Two, Originated, Fiscal Year before Current Fiscal Year	2,255,789
Financing Receivable, Excluding Accrued Interest, Year Three, Originated, Two Years before Current Fiscal Year	1,477,690
Financing Receivable, Excluding Accrued Interest, Year Four, Originated, Three Years before Current Fiscal Year	951,457
Financing Receivable, Excluding Accrued Interest, Year Five, Originated, Four Years before Current Fiscal Year	935,194
Financing Receivable, Excluding Accrued Interest, Originated, More than Five Years before Current Fiscal Year	1,407,027
Financing Receivable, Excluding Accrued Interest, Revolving	1,630,378
Commercial & Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	10
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	2,978
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	7,267
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	7,055
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	936
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	929
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	19,175
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	19,175
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,610	178
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	4,423
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	4,423
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	4,423
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	22,694	375
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	859
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	2,030
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	3,119
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	6,008
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	6,008
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	2,643
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	1
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	71
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	2,715
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	2,715
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Loans and Leases Receivable, Net of Deferred Income	14,067	10,691
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	8
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	1
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	27
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	3
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	39
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	39
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	7
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	174
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	159
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	340
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	340
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	168
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	3,189
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	2,903
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	154
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	5
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	23
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	6,442
Financing Receivable Allowance For Credit Losses Write Offs Revolving	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	6,442
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable Allowance For Credit Losses Write Offs In Current Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs In Fiscal Year Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Two Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Three Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs Four Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs in Five or More Years Before Latest Fiscal Year	0
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year	0
Financing Receivable Allowance For Credit Losses Write Offs Revolving	1,173
Financing Receivable Allowance For Credit Losses Write Offs By Origination Year Including Revolving	1,173
Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	851,581	884,911
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	771,091	580,887
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	430,913	364,134
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	267,230	231,821
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	133,879	124,136
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	238,288	226,012
Financing Receivable, before Allowance for Credit Loss	2,692,982	2,411,901
Financing Receivable, Revolving	808,239	998,371
Loans and Leases Receivable, Net of Deferred Income	3,501,221	3,410,272
Commercial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	848,448	879,836
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	736,213	561,890
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	414,460	348,123
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	265,143	209,758
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	113,296	112,282
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	226,970	206,656
Financing Receivable, before Allowance for Credit Loss	2,604,530	2,318,545
Financing Receivable, Revolving	774,080	971,080
Loans and Leases Receivable, Net of Deferred Income	3,378,610	3,289,625
Commercial | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	2,740
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	13,373	13,821
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	4,970	4,125
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	882	14,047
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	19,560	8,523
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	1,328	5,544
Financing Receivable, before Allowance for Credit Loss	40,113	48,800
Financing Receivable, Revolving	8,882	18,055
Loans and Leases Receivable, Net of Deferred Income	48,995	66,855
Commercial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	3,133	2,335
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	21,505	5,176
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	11,483	11,886
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,205	8,016
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,023	3,331
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	9,990	13,812
Financing Receivable, before Allowance for Credit Loss	48,339	44,556
Financing Receivable, Revolving	25,277	9,236
Loans and Leases Receivable, Net of Deferred Income	73,616	53,792
Commercial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Lease financing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	267,232	171,398
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	197,005	25,638
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	6,501	13,775
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,189	12,961
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	2,367	9,413
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	523	2,939
Financing Receivable, before Allowance for Credit Loss	474,817	236,124
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	474,817	236,124
Lease financing | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	261,064	167,035
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	186,997	25,638
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	6,404	13,705
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	1,189	12,797
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	2,222	9,402
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	523	2,930
Financing Receivable, before Allowance for Credit Loss	458,399	231,507
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	458,399	231,507
Lease financing | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	4,761	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	8,047	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	70
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	12,808	70
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	12,808	70
Lease financing | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	1,407	4,363
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,961	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	97	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	164
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	145	11
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	9
Financing Receivable, before Allowance for Credit Loss	3,610	4,547
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	3,610	4,547
Lease financing | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	170,259	89,116
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	208,446	291,034
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	108,886	96,823
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	44,017	4,902
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	7,784	6,556
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	6,165	353
Financing Receivable, before Allowance for Credit Loss	545,557	488,784
Financing Receivable, Revolving	19,275	23,266
Loans and Leases Receivable, Net of Deferred Income	564,832	512,050
Construction real estate | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	170,259	89,116
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	208,446	276,639
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	108,886	96,823
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	27,686	4,902
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	7,784	390
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	6,165	353
Financing Receivable, before Allowance for Credit Loss	529,226	468,223
Financing Receivable, Revolving	19,275	23,266
Loans and Leases Receivable, Net of Deferred Income	548,501	491,489
Construction real estate | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	14,395
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	16,331	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	6,166
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	16,331	20,561
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	16,331	20,561
Construction real estate | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Construction real estate | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-investor
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	476,473	643,174
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	604,768	490,125
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	485,459	324,627
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	268,142	733,021
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	587,649	344,029
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	676,470	532,074
Financing Receivable, before Allowance for Credit Loss	3,098,961	3,067,050
Financing Receivable, Revolving	39,668	27,014
Loans and Leases Receivable, Net of Deferred Income	3,138,629	3,094,064
Commercial real estate-investor | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	468,579	643,174
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	595,423	470,085
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	473,325	301,510
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	261,794	719,699
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	554,893	300,772
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	636,598	508,639
Financing Receivable, before Allowance for Credit Loss	2,990,612	2,943,879
Financing Receivable, Revolving	39,668	26,153
Loans and Leases Receivable, Net of Deferred Income	3,030,280	2,970,032
Commercial real estate-investor | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	7,894	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	9,345	13,090
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	12,134	23,111
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	110	9,297
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	32,756	26,079
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	14,204	13,804
Financing Receivable, before Allowance for Credit Loss	76,443	85,381
Financing Receivable, Revolving	0	861
Loans and Leases Receivable, Net of Deferred Income	76,443	86,242
Commercial real estate-investor | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	6,950
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	6
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	6,238	4,025
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	17,178
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	25,668	9,631
Financing Receivable, before Allowance for Credit Loss	31,906	37,790
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	31,906	37,790
Commercial real estate-investor | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Commercial real estate-owner
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	139,328	165,411
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	175,381	155,566
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	134,338	171,431
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	142,157	107,730
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	87,968	115,564
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	240,499	231,868
Financing Receivable, before Allowance for Credit Loss	919,671	947,570
Financing Receivable, Revolving	22,639	11,125
Loans and Leases Receivable, Net of Deferred Income	942,310	958,695
Commercial real estate-owner | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	138,932	165,411
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	175,336	155,041
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	130,240	170,587
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	138,919	101,137
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	86,182	112,063
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	215,458	211,377
Financing Receivable, before Allowance for Credit Loss	885,067	915,616
Financing Receivable, Revolving	22,639	11,125
Loans and Leases Receivable, Net of Deferred Income	907,706	926,741
Commercial real estate-owner | Special Mention
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	396	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	45	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	179	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	2,403	1,479
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	462	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	19,807	14,040
Financing Receivable, before Allowance for Credit Loss	23,292	15,519
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	23,292	15,519
Commercial real estate-owner | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	525
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	3,919	844
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	835	5,114
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,324	3,501
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	5,234	6,451
Financing Receivable, before Allowance for Credit Loss	11,312	16,435
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	11,312	16,435
Commercial real estate-owner | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	0	0
Residential real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	325,547	321,090
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	235,500	276,431
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	258,548	207,234
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	191,708	113,299
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	103,823	53,338
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	218,548	120,873
Financing Receivable, before Allowance for Credit Loss	1,333,674	1,092,265
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	1,333,674	1,092,265
Residential real estate | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	325,304	320,676
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	234,583	274,816
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	255,964	205,948
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	188,212	110,745
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	101,663	51,583
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	210,583	114,642
Financing Receivable, before Allowance for Credit Loss	1,316,309	1,078,410
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	1,316,309	1,078,410
Residential real estate | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	243	414
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	917	1,615
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	2,584	1,286
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,496	2,554
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	2,160	1,755
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	7,965	6,231
Financing Receivable, before Allowance for Credit Loss	17,365	13,855
Financing Receivable, Revolving	0	0
Loans and Leases Receivable, Net of Deferred Income	17,365	13,855
Home equity
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	28,999	26,416
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	23,244	33,550
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	29,342	38,524
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	33,079	11,811
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	10,021	8,155
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	22,736	25,415
Financing Receivable, before Allowance for Credit Loss	147,421	143,871
Financing Receivable, Revolving	611,255	589,920
Loans and Leases Receivable, Net of Deferred Income	758,676	733,791
Home equity | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	28,979	26,411
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	23,175	33,414
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	29,084	38,226
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	32,917	11,733
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	9,883	8,051
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	22,419	24,985
Financing Receivable, before Allowance for Credit Loss	146,457	142,820
Financing Receivable, Revolving	606,183	585,712
Loans and Leases Receivable, Net of Deferred Income	752,640	728,532
Home equity | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	20	5
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	69	136
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	258	298
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	162	78
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	138	104
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	317	430
Financing Receivable, before Allowance for Credit Loss	964	1,051
Financing Receivable, Revolving	5,072	4,208
Loans and Leases Receivable, Net of Deferred Income	6,036	5,259
Installment
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	16,222	100,906
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	40,354	39,488
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	23,703	7,262
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,935	3,921
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,703	2,881
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,798	3,284
Financing Receivable, before Allowance for Credit Loss	89,715	157,742
Financing Receivable, Revolving	69,363	52,153
Loans and Leases Receivable, Net of Deferred Income	159,078	209,895
Installment | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	16,026	100,256
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	39,212	38,694
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	22,961	7,244
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	3,923	3,915
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	1,691	2,861
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	3,768	3,242
Financing Receivable, before Allowance for Credit Loss	87,581	156,212
Financing Receivable, Revolving	68,673	51,854
Loans and Leases Receivable, Net of Deferred Income	156,254	208,066
Installment | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	196	650
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	1,142	794
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	742	18
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	12	6
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	12	20
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	30	42
Financing Receivable, before Allowance for Credit Loss	2,134	1,530
Financing Receivable, Revolving	690	299
Loans and Leases Receivable, Net of Deferred Income	2,824	1,829
Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	59,939	51,815
Loans and Leases Receivable, Net of Deferred Income	59,939	51,815
Credit card | Performing
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	59,438	51,287
Loans and Leases Receivable, Net of Deferred Income	59,438	51,287
Credit card | Nonperforming
Financing Receivable, Credit Quality Indicator [Line Items]
Financing Receivable, Year One, Originated, Current Fiscal Year	0	0
Financing Receivable, Year Two, Originated, Fiscal Year before Current Fiscal Year	0	0
Financing Receivable, Year Three, Originated, Two Years before Current Fiscal Year	0	0
Financing Receivable, Year Four, Originated, Three Years before Current Fiscal Year	0	0
Financing Receivable, Year Five, Originated, Four Years before Current Fiscal Year	0	0
Financing Receivable, Originated, More than Five Years before Current Fiscal Year	0	0
Financing Receivable, before Allowance for Credit Loss	0	0
Financing Receivable, Revolving	501	528
Loans and Leases Receivable, Net of Deferred Income	$ 501	$ 528